DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about disposition
The gains on disposal of Gualcamayo and Brio Gold were calculated as below:

	Brio Gold	Gualcamayo
Total consideration including working capital adjustments (net of transaction costs)	$146.1	$82.5
Net assets sold and derecognized:
Cash and cash equivalents	$5.4	$1.5
Trade and other receivables	1.4	7.5
Inventories	42.0	60.8
Other financial assets	1.5	0.8
Other assets	16.1	11.8
Property, plant and equipment (i)	337.7	67.9
Deferred tax assets	5.3	—
Goodwill and intangibles	—	1.4
Trade and other payables	(54.1)	(31.1)
Income taxes payable	(3.3)	—
Other financial liabilities	(19.4)	(1.3)
Other provisions and liabilities	(14.5)	(9.7)
Long-term debt	(73.0)	—
Decommissioning, restoration and similar liabilities	(34.2)	(29.7)
Net assets	$210.9	$79.9
Other comprehensive Income	4.9	—
Non-controlling interests (i)	(101.7)	—
Net assets attributable to Yamana	$114.1	$79.9
Gain on disposal (Note 10)	$32.0	$2.6

(i)	Balances have been reclassified during the period, reflecting an adjustment to balances previously reported in the Company's quarterly financial statements in 2018.